[GRAPHIC]
--------------------------------------------------------------------------------
                                             Semiannual Report December 31, 1999


Oppenheimer
Main Street(R)
Small Cap Fund



                                                  [LOGO] OppenheimerFunds (R)
                                                         The Right Way to Invest




--------------------------------------------------------------------------------

================================================================================
     REPORT HIGHLIGHTS
================================================================================


    CONTENTS

 1  President's Letter

 3  An Interview  with Your Fund's Managers

10  Financial Statements

32  Officers and Trustees

33  OppenheimerFunds Family


We attribute our fast start both to favorable market conditions and the effectiveness of our disciplined approach to security selection.

Small cap stocks began the reporting period very attractively valued relative to large-cap stocks.

-----------------------------
Cumulative
Total Returns
For the period
from 8/2/99 to 12/31/99*

Class A
Without            With
Sales Chg.         Sales Chg.
-----------------------------
28.65%             21.25%

Class B
Without            With
Sales Chg.         Sales Chg.
-----------------------------
28.24%             23.24%

Class C
Without            With
Sales Chg.         Sales Chg.
-----------------------------
28.24%             27.24%

Class Y
Without            With
Sales Chg.         Sales Chg.
-----------------------------
28.74%             28.74%


------------------
Not FDIC Insured.
No Bank Guarantee.
May Lose Value.
------------------

*    Shares of the Fund were first offered on 8/2/99.

     See page 8 for further details.

================================================================================
     PRESIDENT'S LETTER
================================================================================


---------------------------
          [PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Main Street(R)
Small Cap Fund
---------------------------


Dear shareholder,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

     In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

     As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.

     Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

     We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving


                  1 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     PRESIDENT'S LETTER
================================================================================

companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

     Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

     What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
January 24, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


                  2 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     AN INTERVIEW WITH YOUR FUND'S MANAGERS
================================================================================


-------------------
     [PHOTO]
Portfolio
Management Team (l to r)
Mark Zavanelli
(Portfolio Manager)
Charles Albers
(Portfolio Manager)
Nikolaos Monoyios
Alex Zhou
-------------------

Q. How did Oppenheimer Main Street(R) Small Cap Fund perform since the Fund's inception on August 2, 1999?

A. As of December 31, 1999, the Fund was off to an excellent start. As assets flowed into the Fund, we have moved quickly to put that money to work in a broadly diversified portfolio of small-cap stocks. However, we believe less than five months is too short a time frame to assess the Fund's long-term performance.

     We attribute our fast start both to favorable market conditions and the effectiveness of our disciplined approach to security selection, which combines quantitative models with knowledgeable human judgement. We received especially attractive returns from our growth-oriented holdings, while value-oriented stocks lagged.

How is the Fund managed?

The investment objective of Oppenheimer Main Street Small Cap Fund is capital appreciation from small company stocks, which we consider to be businesses with market values between $100 million and $1.8 billion.

     Our investment strategy is a combination of science and art. We employ quantitative models to help determine which small stocks are likely to outperform, while recognizing a role for portfolio manager judgement. The criteria used in our models are based on extensive historical research on the driving factors we believe are behind stock performance. While the models are our primary decision tool, we also review the fundamental characteristics of each company to complete our analysis. Although the Fund is new, our approach is not. As portfolio managers, we have been employing similar models and analyses in the management of large-cap stocks for more than 25 years.


                  3 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     AN INTERVIEW WITH YOUR FUND'S MANAGERS
================================================================================


--------------------------------------------------------------------------------
"We employ a disciplined investment process that combines technical and fundamental analysis."
--------------------------------------------------------------------------------

What is the Fund's investment approach?

Our quantitative models evaluate over 1000 small companies that comprise our investment universe. This broad universe includes stocks from many different industries which have a range of growth and value characteristics. We believe that this diversity is an advantage, allowing us to seek promising investments regardless of the market environment. For each company we currently measure approximately 50 characteristics relating to earnings growth, valuation, momentum and risk. Our stock selection model combines these factors mathematically to determine a relative rating for each company.

     In addition to this stock selection model, we have also developed models which help us to determine which areas of the small cap market may offer the most attractive prospects. For example, these models might steer us to favor growth or value stocks, larger or smaller stocks within the small cap universe. Lastly, we adjust our opinion for each company based on management activities, such as share buybacks or offerings. Over the past 25 years we have conducted many research studies on the potential investment implications of these corporate actions, and have developed a method for integrating this with our other models.

How did the small-cap stock market perform during the reporting period?

The small-cap stock market has recently been showing signs of strength. This is a dramatic departure from the trends that prevailed over the last several years, when large-cap stocks consistently outperformed their small-cap counterparts. In our opinion, as a result of this long period of relative underperformance, small cap stocks began the reporting period very attractively valued relative to large-cap stocks.

     Since the Fund's inception, the small-cap stock market has been characterized by a striking divergence between growth-oriented stocks and value-oriented stocks. Growth stocks, which


                  4 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND are so designated because of their above-average earnings growth trends, have provided very attractive gains. Technology growth stocks and Internet-related stocks in particular have generally posted stellar returns. Value stocks, on the other hand, have continued to produce relatively lackluster returns. As their name implies, value stocks sell at low prices relative to their earnings and other financial measures.

In what types of technology companies has the Fund invested?

First, it is important to note that Oppenheimer Main Street Small Cap Fund is not a technology fund, and does not have a prescribed weighting in technology stocks. Instead, we invest in companies from all market sectors and industries according to their ranking in our models and the results of our fundamental judgement. With that said, during the period between August 2, 1999 and December 31, 1999, technology stocks had an approximately 30% weight in the Russell 2000 Index, and were an important contributor to the Fund's performance. The Fund's technology holdings comprised about 24% of assets as of December 31.

     Our technology investments focused primarily on smaller semiconductor manufacturers, software companies and electronics companies specializing in fast-growing, emerging markets, such as fiber optics and telecommunications technology. All of these sub-areas of technology performed well for us during the fiscal period ended December 31, 1999.

What other areas of the small-cap marketplace have contributed positively to performance?

Our healthcare investments have done quite well. Although some small-cap healthcare companies--such as hospitals and HMOs--are encountering very difficult market conditions because of proposed changes in the Medicare program, other companies--such as medical device companies--are thriving. Typically, many of these companies are successful because they


                  5 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     AN INTERVIEW WITH YOUR FUND'S MANAGERS
================================================================================

have good products or ideas that appeal to a large market. We also owned some of the smaller pharmaceutical companies, which had much lower valuations than larger pharmaceutical companies. The Fund benefited as that valuation gap began to narrow.

What is your outlook for the foreseeable future?

We are generally optimistic about the long-term prospects for small-cap stocks. In our opinion, the current disparities in valuations between large and small stocks is unsustainable. As that gap moves closer to historical norms, we believe small stocks should benefit.

     Nonetheless, we will continue to adhere to the disciplined investment style that has helped the Fund get off to a good start. Our quantitative models and fundamental research are designed to help us identify the best market sectors, investment styles and individual companies in the small-cap universe at any particular time. This disciplined, long-term approach to small-cap stocks is what makes Oppenheimer Main Street(R) Small Cap Fund an important part of The Right Way to Invest.


                  6 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

--------------------------------------------------------------------------------
Sector Allocation(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Cyclicals        25.0%
Technology                23.3
Capital Goods             12.3
Healthcare                 8.8
Basic Materials            7.9
Financial                  7.4
Energy                     7.0
Consumer  Staples          4.1
Communication  Services    2.4
Transportation             1.6
Utilities                  0.2
--------------------------------------------------------------------------------

Top Ten Stock Holdings(1)
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                            1.3%
--------------------------------------------------------------------------------
Optical Coating Laboratory, Inc.                      1.2
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.       1.1
--------------------------------------------------------------------------------
Progress Software Corp.                               1.1
--------------------------------------------------------------------------------
Micromuse, Inc.                                       1.0
--------------------------------------------------------------------------------
Xircom, Inc.                                          1.0
--------------------------------------------------------------------------------
Datascope Corp.                                       0.8
--------------------------------------------------------------------------------
Zoll Medical Corp.                                    0.8
--------------------------------------------------------------------------------
Imation Corp.                                         0.7
--------------------------------------------------------------------------------
CT Communications, Inc.                               0.7


Top Five Common Stock Industries(1)
--------------------------------------------------------------------------------
Electronics                                          10.2%
--------------------------------------------------------------------------------
Autos & Housing                                       7.8
--------------------------------------------------------------------------------
Retail: Specialty                                     6.3
--------------------------------------------------------------------------------
Computer Software                                     5.9
--------------------------------------------------------------------------------
Manufacturing                                         5.2

(1) Portfolio is subject to change. Percentages are as of December 31, 1999, and are based on total market value of common stock.


                  7 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     NOTES
================================================================================


In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. These total returns cover a short period of time, and may not be representative of performance of a fund, such as Oppenheimer Main Street(R) Small Cap Fund, that seeks capital appreciation for long-term investors.

All classes were first publicly offered on 8/2/99.

Class A returns include the current maximum initial sales charge of 5.75%.

Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.


                  8 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

--------------------------------------------------------------------------------
                                                                      Financials









                  9 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF INVESTMENTS  December 31, 1999 Unaudited
================================================================================

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Common Stocks--96.6%
--------------------------------------------------------------------------------
Basic Materials--7.5%
--------------------------------------------------------------------------------
Chemicals--4.2%
Arch Chemicals, Inc.                                    39,100        $  818,656
--------------------------------------------------------------------------------
Cabot Corp.                                             20,000           407,500
--------------------------------------------------------------------------------
ChemFirst, Inc.                                          7,000           153,125
--------------------------------------------------------------------------------
CK Witco Corp.                                          22,500           300,937
--------------------------------------------------------------------------------
Cytec Industries, Inc.(1)                               25,000           578,125
--------------------------------------------------------------------------------
Ethyl Corp.                                             35,000           137,812
--------------------------------------------------------------------------------
Georgia Gulf Corp.                                      17,000           517,437
--------------------------------------------------------------------------------
H.B. Fuller Co.                                          6,000           335,625
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                    23,000           710,125
--------------------------------------------------------------------------------
Omnova Solutions, Inc.                                  73,000           565,750
--------------------------------------------------------------------------------
SCP Pool Corp.(1)                                       34,000           881,875
--------------------------------------------------------------------------------
Spartech Corp.                                          10,000           322,500
--------------------------------------------------------------------------------
Universal Corp.                                         15,000           342,187
--------------------------------------------------------------------------------
W.R. Grace & Co.(1)                                      6,000            83,250
                                                                     -----------
                                                                       6,154,904

--------------------------------------------------------------------------------
Metals--2.0%
AK Steel Holding Corp.                                  28,000           528,500
--------------------------------------------------------------------------------
Commercial Metals Co.                                   19,700           668,569
--------------------------------------------------------------------------------
Gibraltar Steel Corp.                                   25,000           584,375
--------------------------------------------------------------------------------
Quanex Corp.                                            20,000           510,000
--------------------------------------------------------------------------------
Ryerson Tull, Inc.                                       6,000           116,625
--------------------------------------------------------------------------------
Worthington Industries, Inc.                            35,000           579,687
                                                                     -----------
                                                                       2,987,756

--------------------------------------------------------------------------------
Paper--1.3%
Longview Fibre Co.                                       7,000            99,750
--------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                 50,000           712,500
--------------------------------------------------------------------------------
Pactiv Corp.(1)                                         90,000           956,250
--------------------------------------------------------------------------------
Rayonier, Inc.                                           4,300           207,744
                                                                     -----------
                                                                       1,976,244

--------------------------------------------------------------------------------
Capital Goods--12.0%
Aerospace/Defense--0.9%
Alliant Techsystems, Inc.(1)                             9,000           560,812
--------------------------------------------------------------------------------
Cordant Technologies, Inc.                              21,000           693,000
                                                                     -----------
                                                                       1,253,812


                  10 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Electrical Equipment--1.3%
Amphenol Corp., Cl. A(1)                                 4,000        $  266,250
--------------------------------------------------------------------------------
Kemet Corp.(1)                                           8,000           360,500
--------------------------------------------------------------------------------
Power Integrations, Inc.(1)                             16,000           767,000
--------------------------------------------------------------------------------
Technitrol, Inc.                                        10,000           445,000
                                                                     -----------
                                                                       1,838,750

--------------------------------------------------------------------------------
Industrial Services--4.8%
Advanced Marketing Services, Inc.                       21,000           597,187
--------------------------------------------------------------------------------
Aviation Sales Co.(1)                                   30,000           495,000
--------------------------------------------------------------------------------
Brady Corp., Cl. A                                       9,500           322,406
--------------------------------------------------------------------------------
Building One Services Corp.(1)                          20,800           196,300
--------------------------------------------------------------------------------
Comfort Systems USA, Inc.(1)                            50,000           368,750
--------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.(1)                           19,000           819,375
--------------------------------------------------------------------------------
Graco, Inc.                                             18,100           649,337
--------------------------------------------------------------------------------
Helix Technology Corp.                                  20,000           896,250
--------------------------------------------------------------------------------
Interim Services, Inc.(1)                               10,000           247,500
--------------------------------------------------------------------------------
Mail-Well, Inc. (1)                                     25,000           337,500
--------------------------------------------------------------------------------
Modis Professional Services, Inc.(1)                    40,000           570,000
--------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                 8,000           226,000
--------------------------------------------------------------------------------
RCM Technologies, Inc.(1)                               15,000           258,750
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                          15,000           337,500
--------------------------------------------------------------------------------
United Stationers, Inc.(1)                              10,000           285,625
--------------------------------------------------------------------------------
Wackenhut Corrections Corp.(1)                          15,000           175,312
--------------------------------------------------------------------------------
Waste Connections, Inc.(1)                              15,000           216,562
                                                                     -----------
                                                                       6,999,354

--------------------------------------------------------------------------------
Manufacturing--5.0%
ACX Technologies, Inc.(1)                               20,000           213,750
--------------------------------------------------------------------------------
AMERCO(1)                                               20,000           500,000
--------------------------------------------------------------------------------
American Woodmark Corp.                                 10,000           242,500
--------------------------------------------------------------------------------
Astec Industries, Inc.(1)                                6,500           122,281
--------------------------------------------------------------------------------
Ball Corp.                                               8,000           315,000
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                  7,100           380,737
--------------------------------------------------------------------------------
Cummins Engine Co., Inc.                                 9,000           434,812
--------------------------------------------------------------------------------
Donaldson Company, Inc.                                  5,000           120,312
--------------------------------------------------------------------------------
Imation Corp.(1)                                        30,600         1,027,012
--------------------------------------------------------------------------------
Mark IV Industries, Inc.                                14,000           247,625
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                   10,000           230,000


                  11 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF INVESTMENTS  December 31, 1999 Unaudited/Continued
================================================================================

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Manufacturing Continued
NACCO Industries, Inc., Cl. A                            6,000        $  333,375
--------------------------------------------------------------------------------
Paxar Corp.(1)                                          20,000           168,750
--------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.(1)                       3,000           131,250
--------------------------------------------------------------------------------
SLI, Inc.(1)                                            25,000           339,062
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                      21,800           476,875
--------------------------------------------------------------------------------
SPS Technologies, Inc.(1)                               12,000           383,250
--------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                             6,100           287,844
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.(1)                             20,000           186,250
--------------------------------------------------------------------------------
Terex Corp.(1)                                          25,000           693,750
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                 5,000           142,187
--------------------------------------------------------------------------------
Wabash National Corp.                                   10,000           150,000
--------------------------------------------------------------------------------
Westinghouse Air Brake Co.                              10,000           177,500
                                                                     -----------
                                                                       7,304,122

--------------------------------------------------------------------------------
Communication Services--2.3%
--------------------------------------------------------------------------------
Telecommunications-Long Distance--1.3%
C&D Technologies, Inc.                                   4,000           170,000
--------------------------------------------------------------------------------
CT Communications, Inc.                                 18,000         1,008,000
--------------------------------------------------------------------------------
TALK.com, Inc.                                          43,000           763,250
                                                                     -----------
                                                                       1,941,250

--------------------------------------------------------------------------------
Telephone Utilities--0.4%
Commonwealth Telephone Enterprises, Inc.(1)             10,700           565,762
--------------------------------------------------------------------------------
Telecommunications-Wireless--0.6%
Price Communications Corp.                              27,130           754,553
--------------------------------------------------------------------------------
Tritel, Inc.(1)                                          2,800            88,725
                                                                     -----------
                                                                         843,278

--------------------------------------------------------------------------------
Consumer Cyclicals - 24.3%
--------------------------------------------------------------------------------
Autos & Housing--7.5%
Arvin Industries, Inc.                                   8,000           227,000
--------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                             9,000           364,500
--------------------------------------------------------------------------------
Centex Construction Products, Inc.                      15,900           620,100
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                25,000           389,062
--------------------------------------------------------------------------------
Crossmann Communities, Inc.(1)                           8,000           124,000
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                       10,000           138,125
--------------------------------------------------------------------------------
Detroit Diesel Corp.                                     6,800           130,475
--------------------------------------------------------------------------------
Dura Automotive Systems, Inc.(1)                        10,000           174,375
--------------------------------------------------------------------------------
Federal-Mogul Corp.                                     15,000           301,875


                  12 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Autos & Housing Continued
Florida Rock Industries, Inc.                            6,700        $  230,731
--------------------------------------------------------------------------------
Furniture Brands International, Inc.(1)                  7,000           154,000
--------------------------------------------------------------------------------
Harman International Industries, Inc.                    9,000           505,125
--------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.(1)                     8,000           139,500
--------------------------------------------------------------------------------
Hughes Supply, Inc.                                     10,000           215,625
--------------------------------------------------------------------------------
Insituform Technologies, Cl. A(1)                       25,300           714,725
--------------------------------------------------------------------------------
La-Z-Boy, Inc.                                          12,000           201,750
--------------------------------------------------------------------------------
Lancaster Colony Corp.                                   5,000           165,625
--------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                   10,000           156,875
--------------------------------------------------------------------------------
Meritor Automotive, Inc.                                29,000           561,875
--------------------------------------------------------------------------------
Monaco Coach Corp.(1)                                   23,000           587,937
--------------------------------------------------------------------------------
NCI Building Systems, Inc.(1)                            7,000           129,500
--------------------------------------------------------------------------------
NVR, Inc.(1)                                             6,500           310,375
--------------------------------------------------------------------------------
Pulte Corp.                                              5,000           112,500
--------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                10,000           230,625
--------------------------------------------------------------------------------
Salton, Inc.(1)                                         25,000           835,937
--------------------------------------------------------------------------------
Southdown, Inc.                                         11,000           567,875
--------------------------------------------------------------------------------
Standard Pacific Corp.                                  10,000           110,000
--------------------------------------------------------------------------------
Superior Industries International, Inc.                  9,000           241,312
--------------------------------------------------------------------------------
Texas Industries, Inc.                                  13,000           553,312
--------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                  10,000           186,250
--------------------------------------------------------------------------------
Toro Co. (The)                                           6,800           253,725
--------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                               19,000           293,312
--------------------------------------------------------------------------------
Trendwest Resorts, Inc.(1)                               3,500            78,750
--------------------------------------------------------------------------------
Webb (Del E.) Corp.(1)                                  10,000           249,375
--------------------------------------------------------------------------------
Winnebago Industries, Inc.                              12,000           240,750
--------------------------------------------------------------------------------
York International Corp.                                18,000           493,875
                                                                     -----------
                                                                      10,990,753

--------------------------------------------------------------------------------
Consumer Services--1.7%
Avis Rent A Car, Inc.(1)                                30,000           766,875
--------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                              2,000           231,500
--------------------------------------------------------------------------------
Central Garden & Pet Co.(1)                             40,000           415,000
--------------------------------------------------------------------------------
Korn/Ferry International(1)                             16,000           582,000
--------------------------------------------------------------------------------
Rent-Way, Inc.(1)                                       25,000           467,187
                                                                     -----------
                                                                       2,462,562


                  13 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF INVESTMENTS  December 31, 1999 Unaudited/Continued
================================================================================

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Leisure & Entertainment--2.9%
American Classic Voyages Co.(1)                          5,000        $  175,000
--------------------------------------------------------------------------------
Argosy Gaming Co.(1)                                    60,000           933,750
--------------------------------------------------------------------------------
Handleman Co.(1)                                        25,600           342,400
--------------------------------------------------------------------------------
Hollywood Park, Inc.                                    18,000           403,875
--------------------------------------------------------------------------------
International Game Technology                           20,000           406,250
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.(1)                          70,000           923,125
--------------------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                                  18,000           336,375
--------------------------------------------------------------------------------
Midway Games, Inc.(1)                                   10,000           239,375
--------------------------------------------------------------------------------
Sunterra Corp.(1)                                       25,000           287,500
--------------------------------------------------------------------------------
WMS Industries, Inc.(1)                                 10,000           131,250
                                                                      ----------
                                                                       4,178,900

--------------------------------------------------------------------------------
Media--2.8%
Banta Corp.                                             25,000           564,062
--------------------------------------------------------------------------------
Central Newspapers, Inc., Cl. A                         21,300           838,687
--------------------------------------------------------------------------------
Consolidated Graphics, Inc.(1)                          10,000           149,375
--------------------------------------------------------------------------------
Harland (John H.) Co.                                   14,300           261,869
--------------------------------------------------------------------------------
Pulitzer, Inc.                                          19,300           778,031
--------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                 35,200           664,400
--------------------------------------------------------------------------------
True North Communications, Inc.                         10,000           446,875
--------------------------------------------------------------------------------
Workflow Management, Inc.(1)                            15,000           429,375
                                                                     -----------
                                                                       4,132,674

--------------------------------------------------------------------------------
Retail: Specialty--6.1%
Ann Taylor Stores Corp.(1)                               2,000            68,875
--------------------------------------------------------------------------------
Braun's Fashions Corp.(1)                               37,500           787,500
--------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                 15,000           208,125
--------------------------------------------------------------------------------
Charming Shoppes, Inc.(1)                               83,000           549,875
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)                  4,000            65,750
--------------------------------------------------------------------------------
Discount Auto Parts, Inc.(1)                            12,300           222,169
--------------------------------------------------------------------------------
Footstar, Inc.(1)                                        7,400           225,700
--------------------------------------------------------------------------------
Fossil, Inc.(1)                                          3,400            78,625
--------------------------------------------------------------------------------
Hot Topic, Inc.(1)                                      40,000           930,000
--------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                            15,000           609,375
--------------------------------------------------------------------------------
Michaels Stores, Inc.(1)                                10,000           285,000
--------------------------------------------------------------------------------
Micro Warehouse, Inc.(1)                                20,000           370,000
--------------------------------------------------------------------------------
Pacific Sunware of California, Inc.(1)                  14,900           474,937
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                    40,000           255,000
--------------------------------------------------------------------------------


                  14 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Retail: Specialty Continued
Shopko Stores, Inc.(1)                                  14,000        $  322,000
--------------------------------------------------------------------------------
Stride Rite Corp.                                       45,000           292,500
--------------------------------------------------------------------------------
Talbots, Inc. (The)                                     20,000           892,500
--------------------------------------------------------------------------------
Timberland Co., Cl. A(1)                                18,000           951,750
--------------------------------------------------------------------------------
Too, Inc.(1)                                            30,000           517,500
--------------------------------------------------------------------------------
Trans World Entertainment Corp.(1)                      20,000           210,000
--------------------------------------------------------------------------------
Urban Outfitters, Inc.(1)                                7,000           203,875
--------------------------------------------------------------------------------
Whitehall Jewellers, Inc.                                2,100            77,438
--------------------------------------------------------------------------------
Zale Corp.(1)                                            5,500           266,063
                                                                     -----------
                                                                       8,864,557

--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--3.3%
Dixie Group, Inc. (The)(1)                              45,000           331,875
--------------------------------------------------------------------------------
Guess ?, Inc.(1)                                        37,000           804,750
--------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                    27,000           501,609
--------------------------------------------------------------------------------
Kellwood Co.                                            17,000           330,438
--------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A(1)                18,000           823,500
--------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                              10,000           263,750
--------------------------------------------------------------------------------
Russell Corp.                                           30,000           502,500
--------------------------------------------------------------------------------
Steven Madden Ltd.(1)                                   50,000           953,125
--------------------------------------------------------------------------------
Warnaco Group, Inc. (The), Cl. A                        20,000           246,250
                                                                     -----------
                                                                       4,757,797

--------------------------------------------------------------------------------
Consumer Staples--4.0%
--------------------------------------------------------------------------------
Broadcasting--0.3%
Classic Communications, Inc.(1)                          4,600           168,188
--------------------------------------------------------------------------------
ValueVision International, Inc., Cl. A(1)                5,000           286,563
                                                                     -----------
                                                                         454,751

--------------------------------------------------------------------------------
Entertainment--1.2%
Applebee's International, Inc.                           7,300           215,350
--------------------------------------------------------------------------------
Buffets, Inc.(1)                                        15,000           150,000
--------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                               8,000           227,000
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                      17,000           309,188
--------------------------------------------------------------------------------
Sonic Corp.(1)                                          12,100           344,850
--------------------------------------------------------------------------------
THQ, Inc.(1)                                            24,500           568,094
                                                                     -----------
                                                                       1,814,482


                  15 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF INVESTMENTS  December 31, 1999 Unaudited/Continued
================================================================================

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Food--1.2%
Agribrands International, Inc.(1)                       13,800        $  634,800
--------------------------------------------------------------------------------
Aurora Foods, Inc./de(1)                                10,000            93,125
--------------------------------------------------------------------------------
Corn Products International, Inc.                       18,800           615,700
--------------------------------------------------------------------------------
Dean Foods Co.                                           3,000           119,250
--------------------------------------------------------------------------------
Suiza Foods Corp.(1)                                     6,000           237,750
                                                                     -----------
                                                                       1,700,625

--------------------------------------------------------------------------------
Household Goods--1.3%
--------------------------------------------------------------------------------
Blyth Industries, Inc.(1)                               15,000           368,438
--------------------------------------------------------------------------------
Church & Dwight Co., Inc.                               27,000           720,563
--------------------------------------------------------------------------------
Water Pik Technologies, Inc.(1)                         80,000           765,000
                                                                     -----------
                                                                       1,854,001

--------------------------------------------------------------------------------
Tobacco--0.0%
UST, Inc.                                                  500            12,594

--------------------------------------------------------------------------------
Energy--6.7%
--------------------------------------------------------------------------------
Energy Services--1.0%
Grey Wolf, Inc.(1)                                     140,000           402,500
--------------------------------------------------------------------------------
Marine Drilling Cos., Inc.(1)                           15,000           336,563
--------------------------------------------------------------------------------
Pride International, Inc.(1)                            33,000           482,625
--------------------------------------------------------------------------------
Tidewater, Inc.                                          8,000           288,000
                                                                     -----------
                                                                       1,509,688

--------------------------------------------------------------------------------
Oil--Domestic--1.9%
Brown (Tom), Inc.(1)                                    14,000           187,250
--------------------------------------------------------------------------------
Chieftain International, Inc.(1)                        30,100           519,225
--------------------------------------------------------------------------------
Chieftain International, Inc.(1)                         4,300            73,979
--------------------------------------------------------------------------------
Frontier Oil Corp.(1)                                  123,800           835,650
--------------------------------------------------------------------------------
Mitchell Energy & Development Corp., Cl. B               6,000           129,375
--------------------------------------------------------------------------------
Pennzoil-Quaker State Co.                               40,000           407,500
--------------------------------------------------------------------------------
Stone Energy Corp.(1)                                    7,700           274,313
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                               34,000           393,125
                                                                     -----------
                                                                       2,820,417

--------------------------------------------------------------------------------
Oil--International--3.8%
Anderson Exploration Ltd.(1)                            52,800           629,310
--------------------------------------------------------------------------------
Beau Canada Exploration Ltd.(1)                        449,500           527,983
--------------------------------------------------------------------------------
Berkley Petroleum Corp.(1)                              49,700           434,399
--------------------------------------------------------------------------------
Canadian 88 Energy Corp.                                 7,000             9,188


                  16 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Oil--International Continued
Canadian 88 Energy Corp.                                73,000        $  100,878
--------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                     12,000           196,918
--------------------------------------------------------------------------------
Encal Energy Ltd.(1)                                   108,000           492,503
--------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                      9,000           208,319
--------------------------------------------------------------------------------
Newport Petroleum Corp.(1)                             226,000           515,304
--------------------------------------------------------------------------------
Paramount Resources Ltd.                                48,700           572,031
--------------------------------------------------------------------------------
Precision Drilling Corp.(1)                             18,500           475,219
--------------------------------------------------------------------------------
Prize Energy, Inc.(1)                                   15,384             3,189
--------------------------------------------------------------------------------
Ranger Oil Ltd.(1)                                      66,400           206,453
--------------------------------------------------------------------------------
Ranger Oil Ltd.(1)                                      25,000            78,125
--------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                            18,600           262,171
--------------------------------------------------------------------------------
Tri Link Resources Ltd.(1)                              40,000           203,137
--------------------------------------------------------------------------------
Ulster Petroleums Ltd.(1)                               50,000           443,930
--------------------------------------------------------------------------------
Vermilion Resources Ltd.(1)                             67,200           206,619
                                                                     -----------
                                                                       5,565,676

--------------------------------------------------------------------------------
Financial--7.1%
--------------------------------------------------------------------------------
Banks--3.1%
1st Source Corp.                                         5,000           125,000
--------------------------------------------------------------------------------
Area Bancshares Corp.                                    5,000           122,500
--------------------------------------------------------------------------------
Citizens Banking Corp.                                  10,000           223,750
--------------------------------------------------------------------------------
Cullen Frost Bankers, Inc.                               6,500           167,375
--------------------------------------------------------------------------------
CVB Financial Corp.                                     10,000           231,250
--------------------------------------------------------------------------------
Downey Financial Corp.                                  10,000           201,875
--------------------------------------------------------------------------------
First Commonwealth Financial Corp.                      44,000           528,000
--------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                             22,500           596,250
--------------------------------------------------------------------------------
Imperial Bancorp(1)                                     10,000           241,250
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                       11,000           230,313
--------------------------------------------------------------------------------
MECH Financial, Inc.                                     8,400           290,325
--------------------------------------------------------------------------------
Pacific Capital Bancorp                                  5,000           153,750
--------------------------------------------------------------------------------
PFF Bancorp, Inc.                                       20,000           387,500
--------------------------------------------------------------------------------
Staten Island Bancorp, Inc.                             14,700           264,600
--------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                  15,000           435,000
--------------------------------------------------------------------------------
Whitney Holding Corp.                                    8,000           296,500
                                                                     -----------
                                                                       4,495,238


                  17 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF INVESTMENTS  December 31, 1999 Unaudited/Continued
================================================================================

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Diversified Financial--1.4%
CompuCredit Corp.(1)                                    18,000        $  693,000
--------------------------------------------------------------------------------
Eaton Vance Corp.                                        4,800           182,400
--------------------------------------------------------------------------------
John Nuveen Co. (The), Cl. A                             4,100           147,856
--------------------------------------------------------------------------------
NCO Group, Inc.(1)                                       6,000           180,750
--------------------------------------------------------------------------------
Raymond James Financial, Inc.                           15,000           280,313
--------------------------------------------------------------------------------
SEI Investments Co.                                      5,000           595,078
                                                                     -----------
                                                                       2,079,397

--------------------------------------------------------------------------------
Insurance--2.6%
Alfa Corp.                                              10,000           163,125
--------------------------------------------------------------------------------
AmerUs Life Holdings, Inc., Cl. A                       10,000           230,000
--------------------------------------------------------------------------------
Enhance Financial Services Group, Inc.                  17,000           276,250
--------------------------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                      10,000           223,125
--------------------------------------------------------------------------------
Foremost Corp. of America                                7,300           207,138
--------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                             11,100           718,725
--------------------------------------------------------------------------------
Medical Assurance, Inc.(1)                               4,600            97,463
--------------------------------------------------------------------------------
MONY Group, Inc. (The)                                  22,000           642,125
--------------------------------------------------------------------------------
Presidential Life Corp.                                 25,000           459,375
--------------------------------------------------------------------------------
Radian Group, Inc.                                       5,000           238,750
--------------------------------------------------------------------------------
Triad Guaranty, Inc.(1)                                 25,000           568,750
                                                                     -----------
                                                                       3,824,826

--------------------------------------------------------------------------------
Healthcare--8.5%
--------------------------------------------------------------------------------
Healthcare/Drugs--4.3%
AmeriSource Health Corp., Cl. A(1)                      40,000           607,500
--------------------------------------------------------------------------------
Andrx Corp.(1)                                           2,500           105,781
--------------------------------------------------------------------------------
Coventry Health Care, Inc.(1)                           52,500           354,375
--------------------------------------------------------------------------------
Humana, Inc.(1)                                         90,000           736,875
--------------------------------------------------------------------------------
Jones Pharma, Inc.                                      16,000           695,000
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                           33,000         1,850,063
--------------------------------------------------------------------------------
Syncor International Corp.(1)                           24,200           704,825
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                              15,000           442,500
--------------------------------------------------------------------------------
Ventiv Health, Inc.(1)                                  85,000           780,938
                                                                     -----------
                                                                       6,277,857

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--4.2%
Cooper Companies, Inc. (The)                            10,000           301,250
--------------------------------------------------------------------------------
Datascope Corp.                                         29,100         1,164,000
--------------------------------------------------------------------------------
Haemonetics Corp.(1)                                    21,500           511,969


                  18 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Healthcare/Supplies & Services Continued
Henry Schein, Inc.(1)                                   10,000        $  133,125
--------------------------------------------------------------------------------
Hooper Holmes, Inc.                                     10,000           257,500
--------------------------------------------------------------------------------
Mentor Corp.                                            25,000           645,313
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                              16,000           489,000
--------------------------------------------------------------------------------
Res-Care, Inc.(1)                                       12,500           159,375
--------------------------------------------------------------------------------
SonoSite, Inc.(1)                                       14,000           442,750
--------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.(1)                        10,000           137,500
--------------------------------------------------------------------------------
Techne Corp.(1)                                          6,500           357,906
--------------------------------------------------------------------------------
US Oncology, Inc.(1)                                    80,000           395,000
--------------------------------------------------------------------------------
Zoll Medical Corp.(1)                                   30,000         1,145,625
                                                                     -----------
                                                                       6,140,313

--------------------------------------------------------------------------------
Technology--22.4%
--------------------------------------------------------------------------------
Computer Hardware--2.1%
Cybex Computer Products Corp.(1)                         5,000           202,500
--------------------------------------------------------------------------------
In Focus Systems, Inc.(1)                               29,000           672,438
--------------------------------------------------------------------------------
NUR Macroprinters Ltd.(1)                               15,000           169,688
--------------------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                               18,000           732,375
--------------------------------------------------------------------------------
Xircom, Inc.(1)                                         18,000         1,350,000
                                                                     -----------
                                                                       3,127,001

--------------------------------------------------------------------------------
Computer Services--1.3%
American Management Systems, Inc.(1)                    23,700           743,588
--------------------------------------------------------------------------------
F.Y.I., Inc.(1)                                          5,000           170,000
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                           3,200           254,800
--------------------------------------------------------------------------------
Kronos, Inc.(1)                                          9,600           576,000
--------------------------------------------------------------------------------
MedQuist, Inc.(1)                                        5,000           129,063
                                                                     -----------
                                                                       1,873,451

--------------------------------------------------------------------------------
Computer Software--5.7%
Advent Software, Inc.(1)                                 2,000           128,875
--------------------------------------------------------------------------------
Ardent Software, Inc.(1)                                11,000           429,000
--------------------------------------------------------------------------------
Avant! Corp.(1)                                         40,000           600,000
--------------------------------------------------------------------------------
Dendrite International, Inc.(1)                         17,350           587,731
--------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                             7,000           755,563
--------------------------------------------------------------------------------
Micromuse, Inc.(1)                                       8,500         1,445,000
--------------------------------------------------------------------------------
National Computer Systems, Inc.                         17,500           658,438
--------------------------------------------------------------------------------
Optio Software, Inc.(1)                                  6,800           159,800
--------------------------------------------------------------------------------
Progress Software Corp.(1)                              27,800         1,577,650


                  19 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF INVESTMENTS  December 31, 1999 Unaudited/Continued
================================================================================

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Computer Software Continued
Sybase, Inc.(1)                                         59,000        $1,003,000
--------------------------------------------------------------------------------
Symantec Corp.(1)                                       17,000           996,625
                                                                      ----------
                                                                       8,341,682

--------------------------------------------------------------------------------
Communications Equipment--3.5%
Anixter International, Inc.(1)                          28,000           577,500
--------------------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                               4,000           261,000
--------------------------------------------------------------------------------
Black Box Corp.(1)                                       3,000           201,000
--------------------------------------------------------------------------------
Cable Design Technologies Corp.(1)                       5,000           115,000
--------------------------------------------------------------------------------
Carrier Access Corp.(1)                                  7,000           471,188
--------------------------------------------------------------------------------
Harmonic, Inc.(1)                                        6,000           569,625
--------------------------------------------------------------------------------
Inet Technologies, Inc.(1)                               8,000           559,000
--------------------------------------------------------------------------------
Optical Coating Laboratory, Inc.                         5,500         1,628,000
--------------------------------------------------------------------------------
Polycom, Inc.(1)                                        12,000           764,250
                                                                     -----------
                                                                       5,146,563

--------------------------------------------------------------------------------
Electronics--9.8%
Actel Corp.(1)                                          10,000           240,000
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)                     10,600           522,050
--------------------------------------------------------------------------------
Audiovox Corp., Cl. A(1)                                23,000           698,625
--------------------------------------------------------------------------------
Burr-Brown Corp.(1)                                     13,500           487,688
--------------------------------------------------------------------------------
Cognex Corp.(1)                                         10,500           409,500
--------------------------------------------------------------------------------
Credence Systems Corp.(1)                                7,000           605,500
--------------------------------------------------------------------------------
CTS Corp.                                               12,300           927,113
--------------------------------------------------------------------------------
Cymer, Inc.(1)                                          13,000           598,000
--------------------------------------------------------------------------------
Dallas Semiconductor Corp.                              11,000           708,813
--------------------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)                   3,000           219,000
--------------------------------------------------------------------------------
ESS Technology, Inc.(1)                                 40,000           887,500
--------------------------------------------------------------------------------
Exar Corp.(1)                                            5,000           294,375
--------------------------------------------------------------------------------
GenRad, Inc.(1)                                         15,000           241,875
--------------------------------------------------------------------------------
Lanier Worldwide, Inc.(1)                              200,000           775,000
--------------------------------------------------------------------------------
LSI Industries, Inc.                                    31,000           670,375
--------------------------------------------------------------------------------
MKS Instruments, Inc.(1)                                18,000           650,250
--------------------------------------------------------------------------------
NVIDIA Corp.(1)                                          8,000           375,500
--------------------------------------------------------------------------------
Pioneer-Standard Electronics, Inc.                      15,000           216,563
--------------------------------------------------------------------------------
Sawtek, Inc.(1)                                          7,200           479,250
--------------------------------------------------------------------------------
Semtech Corp.(1)                                        16,000           834,000
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(1)      47,500         1,615,000


                  20 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

                                                                    Market Value
                                                       Shares         See Note 1
================================================================================
Electronics Continued
Varian, Inc.(1)                                         31,000       $   697,500
--------------------------------------------------------------------------------
Vicor Corp.(1)                                           6,000           243,000
--------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A(1)                      16,700           976,950
                                                                     -----------
                                                                      14,373,427

--------------------------------------------------------------------------------
Transportation--1.6%
--------------------------------------------------------------------------------
Railroads & Truckers--1.3%
American Freightways Corp.(1)                           11,900           192,631
--------------------------------------------------------------------------------
Landstar System, Inc.(1)                                18,900           809,156
--------------------------------------------------------------------------------
USFreightways Corp.                                     12,000           574,500
--------------------------------------------------------------------------------
XTRA Corp.(1)                                            6,100           260,013
                                                                     -----------
                                                                       1,836,300

--------------------------------------------------------------------------------
Shipping--0.3%
Alexander & Baldwin, Inc.                               20,800           474,500

--------------------------------------------------------------------------------
Utilities--0.2%
--------------------------------------------------------------------------------
Gas Utilities--0.2%
Northwest Natural Gas Co.                                6,000           131,625
--------------------------------------------------------------------------------
Philips NV, New York Shares                              5,000           166,875
                                                                     -----------
                                                                         298,500
                                                                     -----------
Total Common Stocks (Cost $124,315,951)                              141,273,764


                                                          Face
                                                        Amount
================================================================================
Repurchase Agreements--3.0%
Repurchase agreement with
PaineWebber, Inc., 3%, dated 12/31/99,
to be repurchased at $4,301,075 on 1/3/00,
collateralized by U.S. Treasury Nts.,
5.625%-6.125%, 11/30/00-12/31/01, with a
value of $4,392,162 (Cost $4,300,000)               $4,300,000         4,300,000
--------------------------------------------------------------------------------
Total Investments, at Value
(Cost $128,615,951)                                       99.6%      145,573,764
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                            0.4           635,429
                                                    ----------------------------
Net Assets                                               100.0%     $146,209,193
                                                    ============================




FOOTNOTES TO STATEMENT OF INVESTMENTS

(1) Non-income-producing security.

See accompanying Notes to Financial Statements.

                  21 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF ASSETS AND LIABILITIES  Unaudited
================================================================================

December 31, 1999
================================================================================
Assets

Investments, at value (cost $128,615,951)
-- see accompanying statement                                     $ 145,573,764
--------------------------------------------------------------------------------
Cash                                                                  1,143,363
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      4,142,897
Shares of beneficial interest sold                                    2,629,762
Interest and dividends                                                   50,529
Other                                                                     2,380
                                                                  -------------
Total assets                                                        153,542,695

================================================================================
Liabilities

Payables and other liabilities:
Investments purchased                                                 7,003,657
Shares of beneficial interest redeemed                                  235,017
Distribution and service plan fees                                       54,128
Transfer and shareholder servicing agent fees                             6,406
Other                                                                    34,294
                                                                  -------------
Total liabilities                                                     7,333,502

================================================================================
Net Assets                                                        $ 146,209,193
                                                                  =============

================================================================================
Composition of Net Assets

Paid-in capital                                                   $ 122,964,450
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (223,132)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                     6,510,158
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and  liabilities denominated in foreign currencies         16,957,717
                                                                  -------------
Net assets                                                        $ 146,209,193
                                                                  =============

================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share
(based on net assets of $74,622,369 and 5,812,191
shares of beneficial interest outstanding)                               $12.84
Maximum offering price per share (net asset value
plus sales charge  of 5.75% of offering price)                           $13.62
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net
assets of $49,502,636 and 3,868,368 shares of
beneficial interest outstanding)                                         $12.80
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge)
and offering price per share (based on net
assets of $22,082,903 and 1,725,710 shares of
beneficial interest outstanding)                                         $12.80
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share  (based on net assets of $1,285
and 100 shares of beneficial interest outstanding)                        $12.85



See accompanying Notes to Financial Statements.


                  22 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF OPERATIONS Unaudited
================================================================================


For the Period from August 2, 1999 (commencement of operations)
to December 31, 1999
================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $260)               $    138,829
--------------------------------------------------------------------------------
Interest                                                                131,906
                                                                   ------------
Total income                                                            270,735

================================================================================
Expenses
Management fees                                                         199,495
                                                                   ------------
Distribution and service plan fees:
Class A                                                                  33,356
Class B                                                                  95,057
Class C                                                                  33,808
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            83,019
--------------------------------------------------------------------------------
Registration and filing fees                                             32,977
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,330
--------------------------------------------------------------------------------
Other                                                                    16,026
                                                                   ------------
Total expenses                                                          496,068
Less expenses paid indirectly                                            (2,201)
                                                                   ------------
Net expenses                                                            493,867

================================================================================
Net Investment Loss                                                    (223,132)

================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments                                                           6,729,026
Foreign currency transactions                                           (11,499)
                                                                   ------------
Net realized gain                                                     6,717,527

--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                          16,851,045
Translation of assets and liabilities denominated in
foreign currencies                                                      106,672
                                                                   ------------
Net change                                                           16,957,717
                                                                   ------------
Net realized and unrealized gain                                     23,675,244

================================================================================
Net Increase in Net Assets Resulting from Operations               $ 23,452,112
                                                                   ============


See accompanying Notes to Financial Statements.


                  23 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     STATEMENT OF CHANGES IN NET ASSETS Unaudited
================================================================================


Period Ended December 31, 1999(1)
================================================================================
Operations

Net investment loss                                            $    (223,132)
--------------------------------------------------------------------------------
Net realized gain                                                  6,717,527
--------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation             16,957,717
                                                               -------------
Net increase in net assets resulting from operations              23,452,112

================================================================================
Dividends and/or Distributions to Shareholders

Distributions from net realized gain:
Class A                                                             (103,349)
Class B                                                              (73,338)
Class C                                                              (30,682)

================================================================================
Beneficial Interest Transactions

Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                           62,592,505
Class B                                                           41,313,252
Class C                                                           18,955,693

================================================================================
Net Assets

Total increase                                                   146,106,193
--------------------------------------------------------------------------------
Beginning of period                                                  103,000(2)
                                                               -------------
End of period (including accumulated net investment loss of
$223,132 for the period ended December 31, 1999)               $ 146,209,193
                                                               =============


(1) For the period from August 2, 1999 (commencement of operations) to December 31, 1999.

(2) Reflects the value of the Manager's initial seed money investment at June 29, 1999.

See accompanying Notes to Financial Statements.


                  24 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     FINANCIAL HIGHLIGHTS Unaudited
================================================================================


Period Ended December 31, 1999(1)                       Class A        Class B        Class C        Class Y
==============================================================================================================
Per Share Operating Data

Net asset value, beginning of period                    $ 10.00        $ 10.00        $ 10.00         $10.00
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.01)          (.03)          (.02)          (.01)
Net realized and unrealized gain                           2.87           2.85           2.84           2.88
                                                        ------------------------------------------------------
Total income from investment operations                    2.86           2.82           2.82           2.87
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       (.02)          (.02)          (.02)          (.02)
                                                        ------------------------------------------------------
Net asset value, end of period                          $ 12.84        $ 12.80        $ 12.80         $12.85

==============================================================================================================
Total Return, at Net Asset Value(2)                       28.65%         28.24%         28.24%         28.74%

==============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $74,622        $49,503        $22,083         $    1
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $33,415        $23,150        $ 8,262         $    1
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:3 Net investment loss        (0.47)%        (1.22)%        (1.21)%        (0.12)%
Expenses                                                   1.49%          2.23%          2.22%          1.26%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                   34%            34%            34%            34%


(1) For the period from August 2, 1999 (commencement of operations) to December 31, 1999.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(3) Annualized for periods of less than one full year.

(4) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999 were $138,168,349 and $20,581,524, respectively.

See accompanying Notes to Financial Statements.


                  25 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     NOTES TO FINANCIAL STATEMENTS Unaudited
================================================================================

================================================================================
1.   Significant Accounting Policies

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  25 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
1.   Significant Accounting Policies Continued

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  27 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
================================================================================

================================================================================
2.   Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               Period Ended December 31, 1999(1)
                                                    Shares               Amount
--------------------------------------------------------------------------------
Class A

Sold                                             6,178,786          $66,669,966
Dividends and/or
distributions reinvested                             8,365               98,706
Redeemed                                          (384,960)          (4,176,167)
                                               ---------------------------------
Net increase                                     5,802,191          $62,592,505
                                               =================================

--------------------------------------------------------------------------------
Class B

Sold                                             3,991,785          $42,689,816
Dividends and/or
distributions reinvested                             5,716               67,281
Redeemed                                          (129,233)          (1,443,845)
                                               ---------------------------------
Net increase                                     3,868,268          $41,313,252
                                               =================================

--------------------------------------------------------------------------------
Class C

Sold                                             1,790,813          $19,676,693
Dividends and/or
distributions reinvested                             2,499               29,410
Redeemed                                           (67,702)            (750,410)
                                               ---------------------------------
Net increase                                     1,725,610          $18,955,693
                                               =================================

(1) For the period from August 2, 1999 (commencement of operations) to December 31, 1999.

================================================================================
3.   Unrealized Gains and Losses on Securities

As of December 31, 1999, net unrealized appreciation on securities of $16,957,813 was composed of gross appreciation of $20,386,059, and gross depreciation of $3,428,246.


                  28 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
4.   Management Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended December 31, 1999, was 0.74% of the average annual net assets for each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate        Class A       Commissions       Commissions       Commissions
                        Front-End      Front-End        on Class A        on Class B        on Class C
                    Sales Charges  Sales Charges            Shares            Shares            Shares
                       on Class A    Retained by       Advanced by       Advanced by       Advanced by
Period Ended               Shares    Distributor    Distributor(1)    Distributor(1)    Distributor(1)
------------------------------------------------------------------------------------------------------
December 31, 1999        $612,623       $178,058           $46,402        $1,045,363          $101,910

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      Class A                    Class B                       Class C
                          Contingent Deferred        Contingent Deferred           Contingent Deferred
                                Sales Charges              Sales Charges                 Sales Charges
Period Ended          Retained by Distributor    Retained by Distributor       Retained by Distributor
------------------------------------------------------------------------------------------------------
December 31, 1999                      $   --                 $    8,692                     $    3,108

     The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                  29 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
================================================================================

================================================================================
4.   Management Fees and Other Transactions with Affiliates Continued

Class A Distribution and Service Plan Fees. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares purchased. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended December 31, 1999, payments under the Class A Plan totaled $33,356, all of which was paid by the Distributor to recipients. That included $3,019 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees paid to the Distributor for the period ended December 31, 1999 were as follows:


                                                                       Distributor's           Distributor's
                                                                           Aggregate            Unreimbursed
                                                                        Unreimbursed           Expenses as %
                          Total Payments       Amount Retained              Expenses           of Net Assets
                              Under Plan        by Distributor            Under Plan                of Class
------------------------------------------------------------------------------------------------------------
Class B Plan                     $95,057               $77,041            $1,276,312                   2.58%
Class C Plan                      33,808                21,246               198,191                   0.90


                  30 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
5.   Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the period ended December 31, 1999.


                  31 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     OPPENHEIMER MAIN STREET(R) SMALL CAP FUND
================================================================================


================================================================================
Officers and Trustees   James C. Swain, Trustee and Chairman of the Board
                        Bridget A. Macaskill, Trustee and President
                        William H. Armstrong, Trustee
                        Robert G. Avis, Trustee
                        William A. Baker, Trustee
                        George C. Bowen, Trustee
                        Edward L. Cameron, Trustee
                        Jon S. Fossel, Trustee
                        Sam Freedman, Trustee
                        Raymond J. Kalinowski, Trustee
                        C. Howard Kast, Trustee
                        Robert M. Kirchner, Trustee
                        Ned M. Steel, Trustee
                        Charles Albers, Vice President
                        Andrew J. Donohue, Vice President and Secretary
                        Brian W. Wixted, Treasurer
                        Robert G. Zack, Assistant Secretary
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
================================================================================
Investment Advisor      OppenheimerFunds, Inc.
================================================================================
Distributor             OppenheimerFunds Distributor, Inc.
================================================================================
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent
================================================================================
Custodian of            The Bank of New York
Portfolio Securities
================================================================================
Independent Auditors    Deloitte & Touche LLP
================================================================================
Legal Counsel           Myer, Swanson, Adams & Wolf, P.C.

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        This is a copy of a report to shareholders of Oppenheimer Main Street Small Cap Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Main Street Small Cap Fund. For material information concerning the Fund, see the Prospectus.

                        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                    35 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     OPPENHEIMERFUNDS FAMILY
================================================================================

================================================================================
Global Equity
--------------------------------------------------------------------------------
                Developing Markets Fund           Global Fund
                International Small Company Fund  Quest Global Value Fund
                Europe Fund                       Global Growth & Income Fund
                International Growth Fund

================================================================================
Equity
--------------------------------------------------------------------------------
                Stock                             Stock & Bond
                Enterprise Fund(1)                Main Street(R)
                Discovery Fund                       Growth & Income Fund
                Main Street(R)Small Cap Fund      Quest Opportunity Value Fund
                Quest Small Cap Value Fund        Total Return Fund
                MidCap Fund                       Quest Balanced Value Fund
                Capital Appreciation Fund         Capital Income Fund(2)
                Growth Fund                       Multiple Strategies Fund
                Disciplined Value Fund            Disciplined Allocation Fund
                Quest Value Fund                  Convertible Securities Fund
                Trinity Growth Fund
                Trinity Core Fund                 Specialty
                Trinity Value Fund                Real Asset Fund
                                                  Gold & Special Minerals Fund

================================================================================
Fixed Income
--------------------------------------------------------------------------------
                Taxable                           Municipal
                International Bond Fund           California Municipal Fund(3)
                World Bond Fund                   Main Street(R) California
                High Yield Fund                      Municipal Fund(3)
                Champion Income Fund              Florida Municipal Fund(3)
                Strategic Income Fund             New Jersey Municipal Fund(3)
                Bond Fund                         New York Municipal Fund(3)
                Senior Floating Rate Fund         Pennsylvania Municipal Fund(3)
                U.S. Government Trust             Municipal Bond Fund
                Limited-Term Government Fund      Insured Municipal Fund
                                                  Intermediate Municipal Fund

                                                  Rochester Division
                                                  Rochester Fund Municipals
                                                  Limited Term New York
                                                     Municipal Fund

================================================================================
Money Market(4)
--------------------------------------------------------------------------------
                Money Market Fund                  Cash Reserves


(1) Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

(2) On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income
Fund."

(3) Available to investors only in certain states.

(4) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                  36 OPPENHEIMER MAIN STREET(R) SMALL CAP FUND

================================================================================
     INFORMATION AND SERVICES
================================================================================


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
Internet

24-hr access to account information and transactions www.oppenheimerfunds.com

--------------------------------------------------------------------------------
General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OppenheimerFunds Information Hotline
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------


                                                     [LOGO] OppenheimerFunds (R)
                                                               Distributor, Inc.

RS0847.001.1299  February 29, 2000